SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 7,990			$ 1,260	¥ 16,317
Restricted cash	107			17	2,935
Accounts receivable, net					370
Amounts due from related parties					201
Prepaid rent and deposit					571
Advances to suppliers	6,339			1,000	12,933
Other current assets	59,929			9,454	143,343
Property and equipment, net	38,426			6,062	38,940
Intangible assets, net	22,941			3,619	152,464
Other assets	9,462			1,492	9,556
Total assets	145,194			22,904	377,630
LIABILITIES
Accounts payable	366,221			57,770	320,269
Deferred revenue	184,013			29,027	195,636
Short-term debt	748,111			118,012	558,705
Rental instalment loans	14,561			2,297	18,094
Deposits from tenants	56,170			8,861	65,785
Accrued expenses and other current liabilities	1,001,210			157,937	1,024,882
Long-term debt	7,744			1,221	201,041
Total liabilities	2,867,863			452,394	2,862,536
Net revenues	364,214	$ 57,453	¥ 615,209
Net loss	(243,224)	(38,369)	(307,985)
Cash used in operating activities	(27,545)	(4,297)	(77,566)
Cash used in investing activities			(3,879)
Cash used in financing activities	16,532	2,608	68,386
Variable Interest Entity
ASSETS
Cash and cash equivalents	2,905			458	10,982
Restricted cash	107			17	2,893
Accounts receivable, net					370
Prepaid rent and deposit					571
Advances to suppliers					5,323
Other current assets	3,413			538	97,978
Property and equipment, net	38,426			6,062	38,940
Intangible assets, net	464			73	539
Other assets					108
Total assets	45,315			7,148	157,704
LIABILITIES
Accounts payable	279,590			44,104	281,458
Deferred revenue	348			55	1,125
Short-term debt	450,070			70,997	256,773
Rental instalment loans					33
Deposits from tenants					1,422
Accrued expenses and other current liabilities	814,442			128,475	875,572
Long-term debt	7,744			1,222	201,041
Total liabilities	1,552,194			$ 244,853	¥ 1,617,424
Net revenues	1,621	256	183,276
Net loss	(41,909)	(6,611)	(173,380)
Cash used in operating activities	¥ (10,773)	$ (1,699)	(1,857)
Cash used in investing activities			(3,879)
Cash used in financing activities			¥ (8,381)